RELATED PARTY TRANSACTIONS - Summary of Information About Loans Executives (Detail) € in Thousands	Dec. 31, 2021 EUR (€)
Loans To The Executives [Line Items]
Nominal Amount	€ 6,100
44196	4,244
Tim Holbrow
Loans To The Executives [Line Items]
Nominal Amount	600
44196	426
Avinash Rugoobur
Loans To The Executives [Line Items]
Nominal Amount	3,000
44196	2,130
Mike Ableson
Loans To The Executives [Line Items]
Nominal Amount	1,500
44196	978
Daniel Chin
Loans To The Executives [Line Items]
Nominal Amount	1,000
44196	€ 710